Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	As Diageo becomes more connected and digitally enabled, we
recognise the growing risks from increasingly sophisticated cyber threats. Cyber security is aligned to our group risk framework and is central to our principal risk area of ‘Cyber and IT resilience’.
We continue to strengthen how we protect our systems, data and brands through governance, employee awareness and regular
assessments. Our approach includes working to keep pace with global regulatory changes, such as the EU’s Network and Information
Security Directive 2 (NIS2), where we are enhancing our incident response, supplier oversight and risk reporting processes to meet evolving expectations.
Cyber security remains key to safeguarding our most valuable assets and ensuring trust in our products, services and operations worldwide.
We align our cyber security practices with recognised industry standards to help us respond effectively to threats and incidents across our global operations. In today’s environment, we are seeing increased risks from social engineering attacks and vulnerabilities in cloud infrastructure. A key area of focus is strengthening third-party risk management. We continue to work closely with our vendors and suppliers to ensure they meet our security expectations, including safeguards for systems, data and recovery capabilities, helping to build greater resilience across our end-to-end supply chain.
Our cyber security framework operates consistently across all regions and functions, enabling us to assess risks, respond quickly to threats and implement appropriate countermeasures. We are enhancing and clarifying existing protocols for escalating material cyber incidents to senior management and the Board.
In line with evolving regulatory requirements, we are progressing a structured programme to align with NIS2, focusing on governance, incident response and third-party risk obligations across our operations in Europe and globally.
We regularly engage independent cyber security experts to benchmark our capabilities and test the resilience of our systems. Alongside this, all employees and certain contractors are required to complete cyber training, with additional targeted education to address specific roles, risks and evolving threat scenarios.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Cyber security is aligned to our group risk framework and is central to our principal risk area of ‘Cyber and IT resilience’.
We continue to strengthen how we protect our systems, data and brands through governance, employee awareness and regular
assessments. Our approach includes working to keep pace with global regulatory changes, such as the EU’s Network and Information
Security Directive 2 (NIS2), where we are enhancing our incident response, supplier oversight and risk reporting processes to meet evolving expectations.
Cyber security remains key to safeguarding our most valuable assets and ensuring trust in our products, services and operations worldwide.
We align our cyber security practices with recognised industry standards to help us respond effectively to threats and incidents across our global operations. In today’s environment, we are seeing increased risks from social engineering attacks and vulnerabilities in cloud infrastructure. A key area of focus is strengthening third-party risk management. We continue to work closely with our vendors and suppliers to ensure they meet our security expectations, including safeguards for systems, data and recovery capabilities, helping to build greater resilience across our end-to-end supply chain.
Our cyber security framework operates consistently across all regions and functions, enabling us to assess risks, respond quickly to threats and implement appropriate countermeasures. We are enhancing and clarifying existing protocols for escalating material cyber incidents to senior management and the Board.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	The Board retains overall responsibility for risk management, including cyber security, with oversight delegated to the Audit Committee. The
Audit Committee reviews management's actions with the aim of ensuring that robust processes are in place to identify, assess and manage cyber risks, and that appropriate measures are taken to mitigate potential incidents across the business.
Under our protocols, material cyber risks would be escalated by the
Audit Committee to the Board, while day-to-day responsibility lies with management. Our cyber programmes are led by our Chief Information
Security Officer (CISO), supported by a team of experienced industry professionals. Together, they oversee the continuous monitoring of emerging cyber trends and vulnerabilities, actions taken to prevent, respond to and mitigate potential cyber threats across the business.
Management, including the CISO and cyber security team, provides regular updates to the Audit Committee, including formal reporting twice a year. These reports cover key developments, programme assessments, risk trends and mitigation strategies aligned to our risk appetite.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board retains overall responsibility for risk management, including cyber security, with oversight delegated to the Audit Committee. The
Audit Committee reviews management's actions with the aim of ensuring that robust processes are in place to identify, assess and manage cyber risks, and that appropriate measures are taken to mitigate potential incidents across the business.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Under our protocols, material cyber risks would be escalated by the Audit Committee to the Board, while day-to-day responsibility lies with management.
Cybersecurity Risk Role of Management [Text Block]	Under our protocols, material cyber risks would be escalated by the
Audit Committee to the Board, while day-to-day responsibility lies with management. Our cyber programmes are led by our Chief Information
Security Officer (CISO), supported by a team of experienced industry professionals. Together, they oversee the continuous monitoring of emerging cyber trends and vulnerabilities, actions taken to prevent, respond to and mitigate potential cyber threats across the business.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Under our protocols, material cyber risks would be escalated by the
Audit Committee to the Board, while day-to-day responsibility lies with management. Our cyber programmes are led by our Chief Information
Security Officer (CISO), supported by a team of experienced industry professionals. Together, they oversee the continuous monitoring of emerging cyber trends and vulnerabilities, actions taken to prevent, respond to and mitigate potential cyber threats across the business.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our cyber programmes are led by our Chief Information Security Officer (CISO), supported by a team of experienced industry professionals.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Management, including the CISO and cyber security team, provides regular updates to the Audit Committee, including formal reporting twice a year.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true